Shareholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued	367,175,886		332,024,371		230,485,100
Ordinary stock, shares outstanding	367,175,886		332,024,371		230,485,100
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Purchase of ordinary shares		100,000
Aggregate price (in Dollars per share)		$ 10
Brilliant Acquisition Corp [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued	1,511,000	1,511,000		1,511,000
Warrants expiry term	5 years	5 years
Ordinary stock, shares outstanding	1,511,000	1,511,000		1,511,000
Aggregate price per share (in Dollars per share)	$ 10
Brilliant Acquisition Corp [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued	1,511,000	1,511,000
Ordinary shares, subject to possible redemption	4,600,000	4,600,000
Purchase of ordinary shares	100,000
Ordinary stock, shares outstanding		1,511,000
Ordinary shares subject to possible redemption		3,966,208
Brilliant Acquisition Corp [Member] | Private Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Description of warrants for redemption	The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:• at any time while the Public Warrants are exercisable,• upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,• if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:• at any time while the Public Warrants are exercisable,• upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,• if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Fair value price (in Dollars)		$ 2,200
Founder Shares [Member] | Brilliant Acquisition Corp [Member]
Shareholders' Equity (Details) [Line Items]
Fair value price (in Dollars)	$ 2,200
Business Combination [Member] | Brilliant Acquisition Corp [Member]
Shareholders' Equity (Details) [Line Items]
Business combination description	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.